ACCOUNTS PAYABLE AND OTHER (Tables)	12 Months Ended
Dec. 31, 2024
Payables and Accruals [Abstract]
Schedule of Accounts Payable and Other

at December 31	2024	2023
(millions of Canadian $)

Trade payables	3,699	3,092
Fair value of derivative contracts (Note 28)	507	415
Regulatory liabilities (Note 13)	353	284
Income tax liabilities	143	76
Operating lease liabilities (Note 10)	60	57
Contract liabilities (Note 6)	30	47
Other	505	334
	5,297	4,305